Modification of Earlier Arrangement and Acquisition of Sri Sai (Details) - USD ($) $ in Millions						1 Months Ended	12 Months Ended
	Mar. 27, 2023	Mar. 07, 2023	Jul. 27, 2022	Apr. 01, 2022	Dec. 06, 2019	Jan. 17, 2023	Mar. 31, 2024
Modification of Earlier Arrangement and Acquisition of Sri Sai [Line Items]
Business acquisition percentage				51.00%
Consideration amount					$ 59.0
Infrastructure assets			$ 18.0
Optimum level charge			4.0
Investment additional amount			22.0
Commitment investment		$ 7.5	$ 59.0
Partner acquisition						$ 2.5
Additional commitment investment						$ 7.5
Acquisition percentage		49.00%
Cash transferred for acquisition		$ 2.5
Reserved equity shares percentage		2.00%
Acquired amounts							$ 1.0
Commitment liability pay							$ 58.3
Foreign exchange investment percentage							100.00%
Foreign investment percentage							49.00%
Sri Sai Ltd [Member]
Modification of Earlier Arrangement and Acquisition of Sri Sai [Line Items]
Acquisition percentage		51.00%
Acquired amounts							$ 1.0
Commitment liability pay							$ 7.5
Acquired percentage	51.00%